Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Value of Financial Assets and Liabilities

Note 35 - Fair Value of Financial Assets and Liabilities

This disclosure was prepared based on the guidelines “Fair Value of Financial Instruments” from the IFRS 13 “Fair Value Measurements”.

The following section details the main guidelines and definitions used by the Bank:

Fair value: The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The transaction is carried out in the principal or most advantageous market and is not forced (i.e. it does not consider factors specific to the Bank that may influence a real transaction).

Market participants: Buyers and sellers in the principal (or most advantageous) market for the asset or liability that have all of the following characteristics:

•

They are independent of each other, i.e. they are not related parties as defined in IAS 24 “Related Party Disclosures,” although the price in a related party transaction may be used as an input to a fair value measurement if the entity has evidence that the transaction was entered into at market terms.

•

They are knowledgeable, having a reasonable understanding about the asset or liability and the transaction using all available information, including information that might be obtained through due diligence efforts that are usual and customary.

•	They are able to enter into a transaction for the asset or liability.
•	They are willing to enter into a transaction for the asset or liability (i.e. they are motivated, but not forced or otherwise compelled, to do so).

Fair value measurement: When measuring fair value, the Bank takes into account the same characteristics of the asset or liability that market participants would consider in pricing that asset or liability on the measurement date.

Aspects of the transaction: A fair value measurement assumes that the asset or liability is exchanged in an orderly transaction between market participants to sell the asset or transfer the liability at the measurement date under current market conditions. The measurement assumes that the transaction to sell the asset or transfer the liability takes place: (a) on the principal market for the asset or liability; or (b) in the absence of a principal market, on the most advantageous market for the asset or liability.

Market participants: The fair value measurement measures the fair value of the asset or liability using the assumptions that the market participants would use in pricing the asset or liability, assuming that the participants act in their best economic interest.

Prices: Fair value is the price that will be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction on the main (or most advantageous) market as of the measurement date under current market conditions (i.e. exit price) regardless of whether that price is directly observable or estimated using another valuation technique.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Highest and best use of non-financial assets: The fair value measurement of these assets takes into account the market participant’s ability to generate economic benefits through the highest and best use of the asset or through the sale of the asset to another market participant that would maximize the value of the asset.

Bank’s own liabilities and equity instruments: The fair value measurement assumes that these items are transferred to a market participant on the date of measurement. The transfer of these items assumes that:

a)

A liability would remain outstanding and the market participant transferee would be required to fulfill the obligation. The liability would not be settled with the counterparty or otherwise extinguished on the measurement date.

b)

An entity’s own equity instrument would remain outstanding and the market participant transferee would take on the rights and responsibilities associated with the instrument. The instrument would not be cancelled or otherwise extinguished on the measurement date.

Default risk: The fair value of a liability reflects the effect of the default risk. This risk includes, but is not limited to, the entity’s own credit risk. This risk is assumed to be the same before and after the liability is transferred.

Initial recognition: When an asset is acquired or a liability assumed in an exchange transaction involving that asset or liability, the transaction price is the price paid to acquire the asset or received to assume the liability (the entry price). In contrast, the fair value of the asset or liability is the price received to sell the asset or paid to transfer the liability (the exit price). Entities do not necessarily sell assets at the prices paid to acquire them. Likewise, they do not necessarily transfer liabilities at the price received to assume them.

Valuation techniques: The Bank will use techniques that are appropriate for the circumstances and for which sufficient data is available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. The following approaches deserve mention:

a)

Market approach. Uses prices and other relevant information generated by market transactions involving identical or comparable (similar) assets, liabilities, or a Bank of assets and liabilities (e.g. a business).

b)

Income approach. Converts future amounts (cash flows or income and expenses) to a single current (discounted) amount, reflecting current market expectations about those future amounts. The fair value measurement is determined based on the value indicated by the current market expectations about those future amounts.

c)	Cost approach. Reflects the amount that would be required currently to replace the service capacity of an asset (current replacement cost).

Present value techniques: Technique to adjust the discount rate and expected cash flows (expected present value). The present value technique used to measure the fair value will depend on the specific facts and circumstances of the asset or liability being measured and the availability of sufficient data.

Components of the present value measurement: Present value is the tool used to link future amounts (e.g. cash flows or values) to a present amount using a discount rate. A fair value measurement of an asset or a liability using a present value technique captures all the following elements from the perspective of market participants at the measurement date:

a)	An estimate of future cash flows for the asset or liability being measured.
b)	Expectations about possible variations in the amount and timing of the cash flows representing the uncertainty inherent in the cash flows.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

c)

The time value of money, represented by the rate on risk-free monetary  assets that have maturity dates or durations that coincide with the period  covered by the cash flows and pose neither uncertainty in timing nor risk of  default to the holder (i.e. a risk-free interest rate).

d)	The price for bearing the uncertainty inherent in the cash flows (i.e. a risk premium).
e)	Other factors that market participants would take into account in the circumstances.
f)	For a liability, the non-performance risk relating to that liability, including the entity’s (i.e. the debtor’s) own credit risk.

Fair value hierarchy: Gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and lowest priority to unobservable inputs (Level 3 inputs). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

The following tables summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2019 and 2018, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

Determination of the fair value as of December 31, 2019 and 2018

	As of December 31,
	2019
		Estimated fair value
	Book value	Recurring	Non-recurring (*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	1,009,681	—	1,009,681
Cash items in process of collection	231,305	—	231,305
Financial instruments at fair value through profit or loss	183,702	183,702	—
Financial instruments at fair value through other comprehensive income	3,598,890	3,598,890	—
Loans and accounts receivable at amortized cost	22,254,697	—	23,313,453
Financial instruments at amortized cost	115,658	—	114,175
Investments under resale agreements	75,975	—	75,975
Financial derivative contracts	3,154,957	3,154,957	—
Interbank loans, net	56,396	—	56,396
Totals	30,681,261	6,937,549	24,800,985
LIABILITIES
Deposits and other demand liabilities	4,873,448	—	4,873,448
Cash in process of being cleared	164,573	—	164,573
Obligations under repurchase agreements	559,457	—	559,457
Time deposits and other time liabilities	11,620,187	—	11,692,076
Financial derivative contracts	2,938,034	2,938,034	—
Interbank borrowings	2,646,756	—	2,646,176
Debt instruments issued	6,408,356	—	7,244,551
Lease contract liabilities	172,924	—	175,263
Other financial liabilities	12,966	—	12,966
Totals	29,396,701	2,938,034	27,368,510

(*) Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31,
	2018
		Estimated fair value
	Book value	Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	987,680	—	987,680
Cash items in process of collection	318,658	—	318,658
Financial instruments at fair value through profit or loss	96,943	96,943	—
Financial instruments at fair value through other comprehensive income	2,657,154	2,657,154	—
Loans and accounts receivable at amortized cost	20,714,370	—	20,827,852
Financial instruments at amortized cost	198,923	—	199,561
Investments under resale agreements	109,467	—	109,467
Financial derivative contracts	1,368,957	1,368,957	—
Interbank loans, net	341,244	—	341,244
Totals	26,793,396	4,123,054	22,784,462
LIABILITIES
Deposits and other demand liabilities	4,300,475	—	4,300,475
Cash in process of being cleared	247,165	—	247,165
Obligations under repurchase agreements	1,015,614	—	1,015,614
Time deposits and other time liabilities	10,121,111	—	10,135,722
Financial derivative contracts	1,112,806	1,112,806	—
Interbank borrowings	2,327,723	—	2,335,509
Debt instruments issued	6,010,124	—	6,311,527
Other financial liabilities	12,400	—	12,400
Totals	25,147,418	1,112,806	24,358,412

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) :

	As of December 31,
Non-recurring fair value measurement	2019	2018
	MCh$	MCh$
ASSETS
Cash and deposits in banks	1,009,681	987,680
Cash items in process of collection	231,305	318,658
Loans and accounts receivable at amortized cost	23,313,453	20,827,852
Investments under resale agreements	75,975	109,467
Interbank loans, net	56,396	341,244
Financial instruments at amortized cost	114,175	199,561
Totals	24,800,985	22,784,462
LIABILITIES
Deposits and other demand liabilities	4,873,448	4,300,475
Cash in process of being cleared	164,573	247,165
Obligations under repurchase agreements	559,457	1,015,614
Time deposits and other time liabilities	11,692,076	10,135,722
Interbank borrowings	2,646,176	2,335,509
Debt issued	7,244,551	6,311,527
Lease contract liabilities	175,263	—
Other financial obligations	12,966	12,400
Totals	27,368,510	24,358,412

Note 35 - Fair Value of Financial Assets and Liabilities, continued

The following section describes the methods used to estimate fair value:

Cash, short-term assets and short-term liabilities

The fair value of these items approximates their book value given their short-term nature. These items include:

•	Cash and deposits in Banks
•	Cash in the process of collection
•	Financial instruments at fair value through profit or loss
•	Trading investments
•	Current accounts and demand deposits
•	Other financial obligations

Loans

The fair value of loans is determined using a discounted cash flow analysis, using a risk-free interest rate adjusted for expected losses from debtors based on their credit quality. The credit risk adjustment is based on the Bank’s credit risk policies and methodologies: These items include:

•	Interbank loans
•	Loans and receivables from customers

Financial instruments held to maturity

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers.

Financial instruments held to maturity

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers.

Medium and long-term liabilities

The fair value of medium and long-term liabilities is determined using a discounted cash flow analysis, using an interest rate curve that reflects current market conditions at which the entity’s debt instruments are traded. Medium and long-term liabilities include:

•	Time deposits and saving accounts
•	Borrowings from financial institutions
•	Debt issued

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Fair Value measurement of financial assets and liabilities (recurring) -:

	As of December 31,
Fair value measurement of recurring items	2019	2018
	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	96,943
Central Bank of Chile and Government securities	80,898	36,608
Other securities issued in Chile	23,123	4,017
Foreign government and Central Bank instruments	67,088	23,276
Other instruments issued abroad	4,390	19,505
Investments in mutual funds	5,903	3,532
Other investments at FVTPL	2,300	10,005
Financial instruments at fair value through other comprehensive income	3,598,890	2,657,154
Central Bank of Chile and Government securities	2,174,278	1,352,084
Other securities issued in Chile	536,576	196,439
Foreign government and Central Bank instruments	165,927	769,693
Other instruments issued abroad	716,423	332,560
Other investments at FVOCI	5,686	6,378
Financial derivative contracts	3,154,957	1,368,957
Forwards	454,300	342,993
Swaps	2,696,635	1,021,701
Call options	3,805	4,217
Put options	217	46
Others	—	—
Total	6,937,549	4,123,054
LIABILITIES
Financial derivative contracts	2,938,034	1,112,806
Forwards	504,275	322,241
Swaps	2,431,436	788,133
Call options	1,758	1,493
Put options	565	939
Total	2,938,034	1,112,806

Financial Instruments

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers. These financial instruments are classified as follows:

•	Trading portfolio financial assets
•	Financial investments available for sale

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Financial Derivative Instruments

The estimated fair value of derivative instruments is calculated using prices quoted in the market for financial instruments with similar characteristics. Therefore, the methodology recognizes the credit risk of each counterparty.

The adjustments are known internationally as the counterparty value adjustment (“CVA”), which consists of an adjustment for debtor risk (credit value adjustment or CVA) and for creditor risk (debit value adjustment or “DVA”). The sum of these adjustments gives the effective counterparty risk that the derivative contract must have.

These adjustments are recorded periodically in the financial statements. As of December 2018, 2017 and 2016, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of December 31,
	2019		2018		2017
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	(2)	1	—	—	(2)	815
Fair value hedge	—	—	—	—	(11)	783
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	(5)	222
Interest rate swaps	—	—	—	—	(6)	561
Cash flow hedge	(2)	1	—	—	1	54
Currency forwards	(2)	1	—	—	(1)	(13)
Currency swaps	—	—	—	—	—	27
Interest rate swaps	—	—	—	—	2	40
Hedge of net investments in a foreign operation	—	—	—	—	8	(22)
Currency forwards	—	—	—	—	8	(22)
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Derivatives held for trading	(28,172)	446	(37,821)	340	(53,396)	554
Currency forwards	(341)	123	(127)	65	(258)	(724)
Currency swaps	(4,642)	295	(31,167)	127	(42,829)	367
Interest rate swaps	(23,189)	28	(6,527)	148	(10,244)	911
Call currency options	—	—	—	—	—	—
Put currency options	—	—	—	—	(65)	—
Total financial derivative contracts	(28,174)	447	(37,821)	340	(53,398)	1,369

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Fair value hierarchy

IFRS 13 establishes a fair value hierarchy that classifies assets and liabilities based on the characteristics of the data that the technique requires for its valuation:

Level 1:

Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Entity can access at the measurement date. The inputs needed to value the instruments in this category are available daily and used directly.

In the case of currency, shares and mutual funds, prices are observed directly in over-the-counter (OTC) markets and the stock exchange. These prices correspond to the values at which the exact same assets are traded. As a result, the portfolio valuation does not require assumptions or models of any type.

For instruments issued by the Chilean Central Bank and the Chilean Treasury, a price provider is used, which corresponds to a public quotation. The comparative prices are defined under the criterion of similarity in duration, type of currency and they are traded equivalently on a daily basis. The valuation of these instruments is identical to the Stock Exchange Comercio de Santiago, which is a standard and international methodology. This methodology uses the rate of internal return to discount the flows of the instrument.

Level 2:

The specific instrument does not have daily quotes. However, similar instruments can be observed (e.g. same issuer, different maturity; or different issuer, same maturity and risk rating). In general, they are diverse combinations of pseudo-arbitration. Although the inputs are not directly observable, observable inputs are available with the needed periodicity.

In this category, instruments are valued by discounting contractual cash flows based on a zero-coupon curve determined through the price of instruments with similar characteristics and a similar issuer risk. The income approach is used, which converts future amounts to present amounts.

For derivative instruments within this category, quotes from over-the-counter (OTC) transactions reported by the most important brokers in the Chilean market and the Bloomberg platform are used. The inputs observed include forward prices, interest rates and volatilities. Based on these inputs, market curves are modeled. They are a numerical representation of the opportunity costs of the instrument’s cash flows or the price volatility of an asset. Finally, cash flows are discounted.

The Black and Scholes model is used for options based on prices of brokers in the Over-The-Counter market.

For money market instruments, prices of transactions on the Santiago Stock Exchange are observed and used to model market curves.

For corporate or Bank bonds, given the lack of market depth, the Bank uses transactions (if any) in the Chilean market, on foreign markets, zero-coupon curves of risk-free instruments, adjustment curves, spread modeling, correlation with similar financial instruments, etc. and creates market curves for use in the final result. These market curves are provided by a pricing supplier and are widely accepted by the market, regulators and scholars.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Level 3:

Inputs are unobservable inputs for the asset or liability.

This is used when prices, data or necessary inputs are not directly or indirectly observable for similar instruments for the asset or liability as of the valuation date. These fair value valuation models are subjective in nature. Therefore, they base their estimate of prices on a series of assumptions that Management believes are commonly used by the financial services industry. The Bank has two products in this category.

•

Due to the lack of liquidity of the active Banking rate (TAB), the price is not observable and, therefore, models must be used to estimate the future cash flows of the contract. This spread is calculated on a historical basis using the Interest Rate Swap with the greatest market depth.

•

In addition, the Bank develops American forwards to meet its customers’ needs. They do not have a secondary market and, therefore, their value is estimated using an extension of the Hull-White model, used widely by the financial services industry.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The TAB swap does not have significant impacts on the valuation as the parameters are stable and the reversal to a historic average is empirically quick, which this model reflects correctly. On the other hand, the American forward behaves like a traditional forward when there is an important curve differential, which is the case between the Chilean peso-US dollar curve. Also, the model’s parameters are very stable.

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

	As of December 31, 2019			As of December 31, 2018
	Forward			Forward
	Americano	Basis TAB	Basis TAB	Americano	Basis TAB	Basis TAB
Impact calibration	USD-CLP	CLP	CLF	USD-CLP	CLP	CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate USD-CLP	—	—	—	—	—	—
TAB 30	—	98	—	—	116	—
TAB 90	—	4	—	—	26	—
TAB 180	—	39	18	—	50	21
TAB 360	—	—	4	—	3	5
Totals	—	141	22	—	195	26

Note 35 - Fair Value of Financial Assets and Liabilities, continued

The following table summarizes the fair value hierarchy for the Bank’s recurring valuation of financial instruments:

Level	Instrument	Issuer	Price Source	Model
I	Currencies	Not Applicable	OTC, Bloomberg	Directly observable price.
	Shares	Various	Stock Exchange	Directly observable price.
	Mutual Funds	Asset Managers	CMF (formerly the SVS)	Directly observable price.
	Bonds	Chilean Central Bank and Chilean Treasury	Stock Exchange	Internal rate of return (“IRR”) based on prices.
II	Derivatives	Not Applicable	OTC (brokers), Bloomberg	Interest rate curves based on forward prices and coupon rates.
	Money market instruments	Chilean Central Bank and Chilean Treasury	Stock Exchange	Interest rate curves based on prices.
	Money market instruments	Banks	Stock Exchange	Interest rate curves based on prices.
	Bonds	Companies, Banks	Pricing provider	Interest rate curves based on correlations, spreads, interpolations, etc.
III	Derivatives, active Banking rate (TAB)	Not Applicable	OTC (brokers)	Interest rate curves based on modeling of TAB-Chamber spread.
	Derivatives, American forwards	Not Applicable	Bloomberg	Black and Scholes with inputs from European options.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of December 31, 2019 and 2018 :

	As of December 31, 2019
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	177,009	6,693	—
Central Bank of Chile and Government securities	80,898	80,898	—	—
Other securities issued locally	23,123	23,120	3	—
Foreign government and Central Bank instruments	67,088	67,088	—	—
Other securities issued abroad	4,390	—	4,390	—
Investments in mutual funds	5,903	5,903	—	—
Other investments at FVTPL	2,300	—	2,300	—
Financial instruments at fair value through other comprehensive income	3,598,890	3,009,607	589,283	—
Central Bank of Chile and Government securities	2,174,278	2,174,278	—	—
Other securities issued locally	536,576	—	536,576	—
Foreign government and Central Bank instruments	165,927	165,927	—	—
Other securities issued abroad	716,423	669,402	47,021	—
Other investments at FVOCI	5,686	—	5,686	—
Financial derivative contracts	3,154,957	—	3,127,525	27,432
Forwards	454,299	—	449,239	5,060
Swaps	2,696,636	—	2,674,264	22,372
Call options	3,805	—	3,805	—
Put options	217	—	217	—
Totals	6,937,549	3,186,616	3,723,501	27,432
LIABILITIES
Financial derivative contracts	2,938,034	—	2,936,915	1,119
Forwards	504,275	—	504094	181
Swaps	2,431,436	—	2430498	938
Call options	1,758	—	1758	—
Put options	565	—	565	—
Totals	2,938,034	—	2,936,915	1,119

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2018
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	67,430	29,513	—
Central Bank of Chile and Government securities	36,608	36,608	—	—
Other securities issued locally	4,017	4,014	3	—
Foreign government and Central Bank instruments	23,276	23,276	—	—
Other securities issued abroad	19,505	—	19,505	—
Investments in mutual funds	3,532	3,532	—	—
Other investments at FVTPL	10,005	—	10,005	—
Financial instruments at fair value through other comprehensive income	2,657,154	2,458,410	198,744	—
Central Bank of Chile and Government securities	1,352,084	1,352,084	—	—
Other securities issued locally	196,439	5,979	190,460	—
Foreign government and Central Bank instruments	769,693	769,693	—	—
Other securities issued abroad	332,560	330,654	1,906	—
Other investments at FVOCI	6,378	—	6,378	—
Financial derivative contracts	1,368,957	—	1,341,801	27,156
Forwards	342,993	—	342,375	618
Swaps	1,021,701	—	995,163	26,538
Call options	4,217	—	4,217	—
Put options	46	—	46	—
Totals	4,123,054	2,525,840	1,570,058	27,156
LIABILITIES
Financial derivative contracts	1,112,806	—	1,112,237	569
Forwards	322,241	—	322,192	49
Swaps	788,133	—	787,613	520
Call options	1,493	—	1,493	—
Put options	939	—	939	—
Totals	1,112,806	—	1,112,237	569

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Transfers between level 1 and 2

As of December 31, 2019 and 2018 no transfers were observed between Level 1 and Level 2, as shown below

	As of December 31,
Measurement at fair value of instruments	2019
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	—	—
Financial instruments at fair value through other comprehensive income	3,598,890	—	—
Financial derivative contracts	3,154,957	—	—
Totals	6,937,549	—	—
LIABILITIES
Financial derivative contracts	2,938,034	—	—
Totals	2,938,034	—	—

	As of December 31,
Measurement at fair value of instruments	2018
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	—	—
Financial instruments at fair value through other comprehensive income	2,657,154	—	—
Financial derivative contracts	1,368,957	—	—
Totals	4,123,054	—	—
LIABILITIES
Financial derivative contracts	1,112,806	—	—
Totals	1,112,806	—	—

Disclosures regarding level 3 assets and liabilities

During 2019 and 2018, no assets were transferred between levels 1 and 2.

Disclosures Regarding Level 3 Assets and Liabilities

Level 3 assets and liabilities are valued using techniques that require inputs that are not observable on the market, for which the income approach is used to convert future amounts to present amounts.

This category includes:

•

Financial derivative instruments indexed to the TAB rate. This rate is comprised of an interbank rate and a liquidity premium charged to financial institutions and is determined using a short-rate model with mean reversion.

•	American forward options.

As none of these products has a market, the Bank uses financial engineering valuation techniques that use unobservable variables.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

These techniques use the following inputs: transaction prices from the main financial instrument markets and assumptions that Management believes are commonly used by the financial services industry. Using this information, unobservable variables are constructed such as: adjustment curves, spreads, volatilities and other variables necessary for the valuation. Lastly, all of the models are subject to internal contrasts by independent areas and have been reviewed by internal auditors and regulators.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The American Forward is only offered for the US dollar-Chilean peso market and until now, given the important differential between these interest rates, the product behaves like a traditional forward. The TAB swap does not have significant impacts on the valuation as the modeled liquidity premiums have a quick mean reversion for the short part and low volatility for the long part, concentrating on the book’s sensitivity in the longest part of the curve. The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018.

	As of December 31, 2019
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,156	17,328	—	(17,052)	—	27,432
Forwards	618	12,398	—	(7,956)	—	5,060
Swaps	26,538	4,930	—	(9,096)	—	22,372
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,156	17,328	—	(17,052)	—	27,432
LIABILITIES
Financial derivative contracts	569	3,208	—	(2,658)	—	1,119
Forwards	49	2,565	—	(2,433)	—	181
Swaps	520	643	—	(225)	—	938
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	569	3,208	—	(2,658)	—	1,119

	As of December 31, 2018
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	30,528	5,863	—	(9,235)	—	27,156
Forwards	53	716	—	(151)	—	618
Swaps	30,475	5,147	—	(9,084)	—	26,538
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	30,528	5,863	—	(9,235)	—	27,156
LIABILITIES
Financial derivative contracts	605	1,223	—	(1,259)	—	569
Forwards	—	831	—	(782)	—	49
Swaps	605	392	—	(477)	—	520
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	605	1,223	—	(1,259)	—	569

Note 35 - Fair Value of Financial Assets and Liabilities, continued

Hierarchy for remaining assets and liabilities

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2019 and 2018.

	As of December 31, 2019
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	1,009,681	1,009,681	—	—
Cash items in process of collection	231,305	231,305	—	—
Loans and accounts receivable at amortized cost	23,313,453	—	—	23,313,453
Financial instruments at amortized cost	114,175	114,175	—	—
Investments under resale agreements	75,975	75,975	—	—
Interbank loans, net	56,396	56,396	191	191
Totals	24,800,985	1,487,532	191	23,313,644
LIABILITIES
Deposits and other demand liabilities	4,873,448	4,873,448	—	—
Cash in process of being cleared	164,573	164,573	—	—
Obligations under repurchase agreements	559,457	559,457	—	—
Time deposits and other time liabilities	11,692,076	—	11,692,076	—
Interbank borrowings	2,646,176	2,646,176	—	—
Debt instruments issued	7,244,551	—	7,244,551	—
Lease contract liabilities	175,263	—	175,263	—
Other financial liabilities	12,966	12,966	—	—
Totals	27,368,510	8,256,620	19,111,890	—

	As of December 31, 2018
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	987,680	987,680	—	—
Cash items in process of collection	318,658	318,658	—	—
Investments under resale agreements	109,467	109,467	—	—
Interbank loans, net	199,561	—	199,561	—
Loans and accounts receivable from customers, net	20,827,852	—	—	20,827,852
Held to maturity investments	341,244	341,244	—	—
Totals	22,784,462	1,757,049	199,561	20,827,852
LIABILITIES
Deposits and other demand liabilities	4,300,475	4,300,475	—	—
Cash in process of being cleared	247,165	247,165	—	—
Obligations under repurchase agreements	1,015,614	1,015,614	—	—
Time deposits and other time liabilities	10,135,722	—	10,135,722	—
Borrowings from financial institutions	2,335,509	2,335,509	—	—
Debt instruments issued	6,311,527	—	6,311,527	—
Other financial obligations	12,400	12,400	—	—
Totals	24,358,412	7,911,163	16,447,249	—